OTHER COMPREHENSIVE INCOME (LOSS) (Tables)	6 Months Ended
Jun. 30, 2023
Comperhensive Income Tables Abstract
Schedule of Accumulated Other Comprehensive Loss

	Six months ended June 30, 2023
	Foreign currency translation adjustments	Unrealized losses on cash flow hedges	Total

Beginning balance	$(6,212)	$(635)	$(6,847)

Other comprehensive loss before reclassifications	264	(1,596)	(1,332)
Amounts reclassified from accumulated other comprehensive income	-	1,224	1,224

Net current-period other comprehensive income (loss)	264	(372)	(108)

Ending balance	$(5,948)	$(1,007)	$(6,955)